RECURRING FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 669,759	$ 7,384,800
Level 1 | Public Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities		4,692,000
Level 2 | Public Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	419,520
Level 3 | Private Placement Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 250,239	$ 2,692,800